Annual Fund Operating Expenses - Clearwater Select Equity Fund - Clearwater Select Equity Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	1.35%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%